CONSOLIDATED BALANCE SHEETS - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	₺ 6,750,179	₺ 7,940,833
Restricted cash	135,271	241,563
Financial investments	2,384,743	2,487,275
Trade and loan receivables	5,045,635	3,426,506
Due from related parties	14,559	13,257
Inventories	6,001,460	5,724,600
Contract assets	44,732	32,385
Other current assets	478,113	1,247,885
Total current assets	20,854,692	21,114,304
Non-current assets:
Property and equipment	831,413	725,854
Intangible assets	3,059,048	2,676,184
Right of use assets	1,299,765	816,496
Trade and loan receivables	87,595	1,154
Other non-current assets	12,405	48,685
Total non-current assets	5,290,226	4,268,373
Total assets	26,144,918	25,382,677
Current liabilities:
Bank borrowings	1,682,686	264,894
Lease liabilities	409,083	223,171
Wallet deposits	177,607	272,027
Trade payables and payables to merchants	14,973,751	15,250,729
Due to related parties	12,941	6,697
Provisions	217,057	117,998
Employee benefit obligations	522,124	417,846
Contract liabilities and merchant advances	1,906,945	2,056,628
Other current liabilities	1,683,832	1,092,066
Total current liabilities	21,586,026	19,702,056
Non-current liabilities:
Bank borrowings		4,055
Lease liabilities	583,686	175,882
Employee benefit obligations	153,780	150,563
Other non-current liabilities	499,946	581,608
Total non-current liabilities	1,237,412	912,108
Equity:
Share capital	719,960	719,960
Treasury shares	(245,217)	(245,217)
Other capital reserves	1,100,704	920,759
Share premium	20,910,909	20,910,909
Accumulated deficit	(19,164,876)	(17,537,898)
Total equity	3,321,480	4,768,513
Total equity and liabilities	₺ 26,144,918	₺ 25,382,677